SCHEDULE OF DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting Information [Line Items]
Total	$ 567	$ 358	$ 1,344	$ 1,024
North American Brokerage [Member]
Segment Reporting Information [Line Items]
Total	373	163	624	440
One Real Title [Member]
Segment Reporting Information [Line Items]
Total	168	167	505	503
One Real Mortgage [Member]
Segment Reporting Information [Line Items]
Total	$ 26	$ 28	$ 79	$ 81